Net Loss Per Share - Additional Information (Detail) - $ / shares		9 Months Ended
	Nov. 04, 2019	Sep. 30, 2019
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic and diluted unaudited pro forma net loss per share		$ 1.69
Subsequent Event | Common Stock
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion of convertible preferred stock, common stock shares issued	17,467,184